Commitments and Contingencies, detail (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Fixed non-cancellable revenues under time charter contracts [Abstract]
Year 1	$ 100,652
Year 2	11,854
Total	$ 112,506